Note 12 - Other Assets (Details) - Summary of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	$ 3,168	$ 3,509
Deferred Charges [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	1,338	1,554
Use Rights [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	1,151	1,179
Refundable Deposits [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	565	681
Deferred Income Tax Assets - Noncurrent [Member]
Note 12 - Other Assets (Details) - Summary of Other Assets [Line Items]
OtherAssetsNonCurrent	$ 114	$ 95